ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Feb. 23, 2024	May 11, 2023	Nov. 16, 2021	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2024	Oct. 31, 2023	Sep. 22, 2023	May 08, 2023
Price per unit (in Dollars per share)								$ 7.0265
Founder shares (in Shares)					28,479
Shares outstanding (in Shares)					15,505,853	15,477,374
Price per unit (in Dollars per share)					$ 7.0265
Redemption price per share (in Dollars per share)					$ 0.01	$ 0.01
Subsequent Event [Member]
Transaction costs amount				$ 988,000
Lamf Global Ventures Corp I [Member]
Sale of units (in Shares)					25,300,000
Transaction costs amount					$ 15,651,363
Underwriting fees					4,000,000
Deferred underwriting fees					9,915,000
Other offering costs					1,736,363
Tangible assets to be less than		$ 5,000,001
Tangible assets of at least		$ 5,000,001
Public shares (in Shares)		22,347,384
Redemption price per share (in Dollars per share)		$ 10.52
Aggregate redemption amount		$ 235,015,086			235,000,000
Cash in trust account		$ 32,178,652			$ 32,178,652
Aggregate public shares (in Shares)										2,888,000
Deferred underwriting commissions									$ 9,915,000
Maturity days					185 days
Amount held in trust account					$ 31,000,000
Investments in trust account					$ 32,178,652	262,000,174
Percentage of redeeming shares					15.00%
Percentage of redeem of public shares					100.00%
Net of taxes payable					$ 100,000
Cash outside the trust account					128,374	$ 268,199
Working capital deficit					$ 5,705,000
Price per unit (in Dollars per share)					$ 10.00
Sponsor advance					$ 650,000
Lamf Global Ventures Corp I [Member] | Forecast [Member]
Outstanding working capital promissory note	$ 738,196
Lamf Global Ventures Corp I [Member] | Subsequent Event [Member]
Face amount							$ 1,200,000
Price per unit (in Dollars per share)							$ 10.00
Lamf Global Ventures Corp I [Member] | Minimum [Member]
Per share held in the trust account (in Dollars per share)					$ 10.89
Lamf Global Ventures Corp I [Member] | Condition To Effect Business Combination [Member]
Net of taxes payable					$ 100,000
Number of business days redeem public share					10 days
Lamf Global Ventures Corp I [Member] | Condition To Effect Business Combination [Member] | Minimum [Member]
Percentage of aggregate fair market value					80.00%
Redemption value per share (in Dollars per share)					$ 10.89
Lamf Global Ventures Corp I [Member] | Condition To Effect Business Combination [Member] | Minimum [Member] | Business Combination [Member]
Percentage of post transaction company owns					50.00%
Lamf Global Ventures Corp I [Member] | Common Class A [Member]
Public shares (in Shares)					22,347,384	22,347,384
Shares outstanding (in Shares)					9,539,333	1,106,000
Temporary equity shares subject to redemption (in Shares)					22,347,384
Redemption price per share (in Dollars per share)					$ 10.86	$ 10.35
Par value (in Dollars per share)					$ 0.0001
Lamf Global Ventures Corp I [Member] | Non Redemption Agreements [Member] | Initial Extension [Member]
Percentage of non redeemed shares										21.00%
Lamf Global Ventures Corp I [Member] | Non Redemption Agreements [Member] | Additional Monthly Extension [Member]
Percentage of non redeemed shares										3.50%
Lamf Global Ventures Corp I [Member] | Underwriting Agreement [Member]
Gross proceeds			$ 4,000,000
Deferred underwriting fees			$ 9,915,000
Cash outside the trust account					$ 128,374
Private Placement [Member] | Lamf Global Ventures Corp I [Member]
Sale of units (in Shares)			1,106,000
Price per unit (in Dollars per share)			$ 10.00
Generating gross proceeds			$ 11,060,000
Private Placement [Member] | Lamf Global Ventures Corp I [Member] | Common Class A [Member]
Shares outstanding (in Shares)					1,106,000
Over-Allotment Option [Member] | Lamf Global Ventures Corp I [Member]
Sale of units (in Shares)			3,300,000
Over-Allotment Option [Member] | Lamf Global Ventures Corp I [Member] | Underwriting Agreement [Member]
Sale of units (in Shares)			3,300,000
IPO [Member] | Lamf Global Ventures Corp I [Member]
Sale of units (in Shares)					3,300,000
Price per unit (in Dollars per share)			$ 10.00
Gross proceeds			$ 253,000,000
Payments to Acquire Restricted Investments			$ 258,060,000
Price per unit (in Dollars per share)			$ 10.20
IPO [Member] | Lamf Global Ventures Corp I [Member] | Common Class A [Member]
Redemption price per share (in Dollars per share)					$ 10.52
Sponsor [Member] | Lamf Global Ventures Corp I [Member]
Price per unit (in Dollars per share)			$ 10.00
Sponsor [Member] | Private Placement [Member] | Lamf Global Ventures Corp I [Member]
Sale of units (in Shares)			25,300,000
Price per unit (in Dollars per share)			$ 10.00
Generating gross proceeds			$ 11,060,000
Sale of units (in Shares)			1,106,000
Sponsor [Member] | Over-Allotment Option [Member] | Lamf Global Ventures Corp I [Member]
Sale of units (in Shares)			3,300,000
Sponsor [Member] | IPO [Member] | Lamf Global Ventures Corp I [Member]
Gross proceeds			$ 253,000,000
Founder [Member] | Lamf Global Ventures Corp I [Member]
Shares outstanding (in Shares)					8,433,333	8,433,333
Founder [Member] | Lamf Global Ventures Corp I [Member] | Non Redemption Agreements [Member]
Founder shares (in Shares)										1,212,960
Founder [Member] | Lamf Global Ventures Corp I [Member] | Non Redemption Agreements [Member] | Initial Extension [Member]
Founder shares (in Shares)										606,480
Founder [Member] | Lamf Global Ventures Corp I [Member] | Non Redemption Agreements [Member] | Additional Monthly Extension [Member]
Founder shares (in Shares)										101,080
Founder [Member] | IPO [Member] | Lamf Global Ventures Corp I [Member]
Sale of units (in Shares)			25,300,000
Shares outstanding (in Shares)					8,433,333
Public Shareholders [Member] | Lamf Global Ventures Corp I [Member]
Shares outstanding (in Shares)		12,491,949
Per share held in the trust account (in Dollars per share)					$ 10.20
Public Shareholders [Member] | Lamf Global Ventures Corp I [Member] | Minimum [Member]
Per share held in the trust account (in Dollars per share)					$ 10.20
Public Shareholders [Member] | Lamf Global Ventures Corp I [Member] | Common Class A [Member]
Shares outstanding (in Shares)					2,952,616